Schedule of Mineral Properties Acquired (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Mineral Properties Schedule Of Mineral Properties Acquired 1		1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 2		1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 3		131,133
Mineral Properties Schedule Of Mineral Properties Acquired 4		131,133
Mineral Properties Schedule Of Mineral Properties Acquired 5		(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 6		(25,000)
Mineral Properties Schedule Of Mineral Properties Acquired 7		857,422
Mineral Properties Schedule Of Mineral Properties Acquired 8		1,713,862
Mineral Properties Schedule Of Mineral Properties Acquired 1	1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 2	1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 3	131,133
Mineral Properties Schedule Of Mineral Properties Acquired 4	131,133
Mineral Properties Schedule Of Mineral Properties Acquired 5	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 6	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 7	857,422
Mineral Properties Schedule Of Mineral Properties Acquired 8	857,422